Quarterly Report
September 30, 2024
MFS®  Mid Cap Value Portfolio
MFS® Variable Insurance Trust III
VMC-Q3

Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Aerospace & Defense – 3.6%
Howmet Aerospace, Inc.	49,068	$4,919,067
KBR, Inc.	70,465	4,589,386
L3Harris Technologies, Inc.	19,484	4,634,659
Leidos Holdings, Inc.	35,496	5,785,848
		$19,928,960
Airlines – 1.0%
Alaska Air Group, Inc. (a)	36,699	$1,659,162
Delta Air Lines, Inc.	78,099	3,966,648
		$5,625,810
Apparel Manufacturers – 1.4%
PVH Corp.	35,541	$3,583,599
Skechers USA, Inc., “A” (a)	61,961	4,146,430
		$7,730,029
Automotive – 1.5%
Aptiv PLC (a)	45,208	$3,255,428
LKQ Corp.	126,832	5,063,134
		$8,318,562
Biotechnology – 0.5%
Biogen, Inc. (a)	13,965	$2,706,976
Brokerage & Asset Managers – 3.2%
Cboe Global Markets, Inc.	12,132	$2,485,483
Evercore Partners, Inc.	21,104	5,346,487
Raymond James Financial, Inc.	45,534	5,576,094
TPG, Inc.	80,522	4,634,846
		$18,042,910
Business Services – 2.4%
Fidelity National Information Services, Inc.	50,799	$4,254,416
Global Payments, Inc.	46,877	4,801,143
TransUnion	40,169	4,205,694
		$13,261,253
Chemicals – 1.0%
Eastman Chemical Co.	51,966	$5,817,594
Computer Software – 1.1%
Check Point Software Technologies Ltd. (a)	17,089	$3,294,930
Dun & Bradstreet Holdings, Inc.	231,171	2,660,778
		$5,955,708
Computer Software - Systems – 1.4%
Amentum Holdings, Inc. (a)	24,109	$777,515
CDW Corp.	14,113	3,193,772
Zebra Technologies Corp., “A” (a)	10,911	4,040,562
		$8,011,849
Construction – 6.6%
Allegion PLC	27,547	$4,014,700
Builders FirstSource, Inc. (a)	19,628	3,805,084
Essex Property Trust, Inc., REIT	13,565	4,007,373
Mid-America Apartment Communities, Inc., REIT	25,164	3,998,560

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Mohawk Industries, Inc. (a)	17,978	$2,888,705
Otis Worldwide Corp.	33,045	3,434,697
Stanley Black & Decker, Inc.	40,763	4,489,229
Sun Communities, Inc., REIT	30,200	4,081,530
Toll Brothers, Inc.	39,621	6,121,048
		$36,840,926
Consumer Products – 2.2%
Estée Lauder Cos., Inc., “A”	16,815	$1,676,287
International Flavors & Fragrances, Inc.	38,898	4,081,567
Kenvue, Inc.	193,088	4,466,125
Newell Brands, Inc.	240,064	1,843,692
		$12,067,671
Consumer Services – 0.2%
Avis Budget Group, Inc.	14,023	$1,228,275
Containers – 2.3%
Avery Dennison Corp.	16,433	$3,627,749
Crown Holdings, Inc.	35,550	3,408,534
Graphic Packaging Holding Co.	197,709	5,850,209
		$12,886,492
Electrical Equipment – 2.5%
Berry Global, Inc.	54,603	$3,711,912
Johnson Controls International PLC	54,632	4,239,990
Sensata Technologies Holding PLC	62,970	2,258,104
TE Connectivity PLC	23,963	3,618,173
		$13,828,179
Electronics – 3.9%
Corning, Inc.	101,870	$4,599,431
Flex Ltd. (a)	166,950	5,581,138
Marvell Technology, Inc.	29,563	2,132,084
NXP Semiconductors N.V.	15,610	3,746,556
ON Semiconductor Corp. (a)	47,907	3,478,527
Skyworks Solutions, Inc.	24,485	2,418,383
		$21,956,119
Energy - Independent – 2.9%
Chesapeake Energy Corp.	48,066	$3,953,429
Diamondback Energy, Inc.	28,201	4,861,852
Permian Resources Corp.	275,172	3,745,091
Valero Energy Corp.	26,535	3,583,021
		$16,143,393
Energy - Renewables – 0.6%
AES Corp.	172,449	$3,459,327
Engineering - Construction – 1.3%
Jacobs Solutions, Inc.	24,109	$3,155,868
Quanta Services, Inc.	13,770	4,105,526
		$7,261,394
Food & Beverages – 2.9%
Coca-Cola Europacific Partners PLC	51,368	$4,045,230
General Mills, Inc.	33,223	2,453,519
Hershey Co.	13,841	2,654,427
Ingredion, Inc.	34,901	4,796,444

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Lamb Weston Holdings, Inc.	31,728	$2,054,071
		$16,003,691
Food & Drug Stores – 0.5%
Albertsons Cos., Inc., “A”	147,133	$2,719,018
Forest & Paper Products – 0.5%
International Paper Co.	58,265	$2,846,245
Gaming & Lodging – 2.4%
Hyatt Hotels Corp.	22,793	$3,469,094
International Game Technology PLC	126,006	2,683,928
VICI Properties, Inc., REIT	143,483	4,779,419
Viking Holdings Ltd. (a)	65,654	2,290,668
		$13,223,109
Health Maintenance Organizations – 0.5%
Humana, Inc.	9,165	$2,902,922
Insurance – 8.0%
American International Group, Inc.	64,054	$4,690,674
Assurant, Inc.	28,265	5,620,778
Corebridge Financial, Inc.	139,032	4,054,173
Equitable Holdings, Inc.	84,975	3,571,499
Everest Group Ltd.	7,983	3,127,979
Hanover Insurance Group, Inc.	23,494	3,479,696
Hartford Financial Services Group, Inc.	65,611	7,716,510
Lincoln National Corp.	87,404	2,754,100
Voya Financial, Inc.	53,397	4,230,110
Willis Towers Watson PLC	18,448	5,433,490
		$44,679,009
Leisure & Toys – 1.9%
Brunswick Corp.	49,584	$4,156,131
Electronic Arts, Inc.	27,175	3,897,982
Mattel, Inc. (a)	148,496	2,828,849
		$10,882,962
Machinery & Tools – 4.3%
AGCO Corp.	31,932	$3,124,866
ITT, Inc.	24,983	3,735,208
PACCAR, Inc.	29,597	2,920,632
Pentair PLC	43,815	4,284,669
Regal Rexnord Corp.	25,900	4,296,292
Wabtec Corp.	31,390	5,705,760
		$24,067,427
Major Banks – 0.8%
Regions Financial Corp.	183,740	$4,286,654
Medical & Health Technology & Services – 3.7%
Cencora, Inc.	27,552	$6,201,404
ICON PLC (a)	11,579	3,326,763
Labcorp Holdings, Inc.	13,472	3,010,723
Universal Health Services, Inc.	22,047	5,048,983
Ventas, Inc., REIT	45,903	2,943,759
		$20,531,632

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 3.4%
Agilent Technologies, Inc.	34,855	$5,175,270
GE Healthcare Technologies, Inc.	23,721	2,226,216
Revvity, Inc.	21,187	2,706,639
STERIS PLC	14,879	3,608,753
Teleflex, Inc.	10,450	2,584,494
Zimmer Biomet Holdings, Inc.	23,354	2,521,064
		$18,822,436
Metals & Mining – 0.6%
United States Steel Corp.	92,114	$3,254,388
Natural Gas - Distribution – 0.5%
Atmos Energy Corp.	22,040	$3,057,168
Natural Gas - Pipeline – 1.5%
Plains GP Holdings LP	169,801	$3,141,318
Targa Resources Corp.	34,360	5,085,624
		$8,226,942
Network & Telecom – 0.5%
Motorola Solutions, Inc.	6,147	$2,763,876
Oil Services – 0.8%
Halliburton Co.	72,742	$2,113,155
TechnipFMC PLC	89,587	2,349,867
		$4,463,022
Other Banks & Diversified Financials – 4.9%
Columbia Banking System, Inc.	90,754	$2,369,587
Discover Financial Services	24,821	3,482,138
East West Bancorp, Inc.	47,133	3,899,784
M&T Bank Corp.	35,277	6,283,539
Northern Trust Corp.	52,648	4,739,900
Prosperity Bancshares, Inc.	34,416	2,480,361
SLM Corp.	191,808	4,386,649
		$27,641,958
Pharmaceuticals – 0.3%
Organon & Co.	89,573	$1,713,531
Pollution Control – 0.6%
GFL Environmental, Inc.	86,777	$3,460,667
Railroad & Shipping – 0.6%
Norfolk Southern Corp.	14,192	$3,526,712
Real Estate – 2.2%
Brixmor Property Group, Inc., REIT	156,870	$4,370,398
Jones Lang LaSalle, Inc. (a)	13,795	3,722,029
W.P. Carey, Inc., REIT	64,109	3,993,991
		$12,086,418
Real Estate - Storage – 1.6%
Extra Space Storage, Inc., REIT	35,363	$6,372,059
STAG Industrial, Inc., REIT	71,926	2,811,587
		$9,183,646

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 2.7%
Aramark	101,817	$3,943,372
Darden Restaurants, Inc.	18,858	3,095,164
SYSCO Corp.	41,809	3,263,611
U.S. Foods Holding Corp. (a)	81,931	5,038,756
		$15,340,903
Specialty Chemicals – 3.1%
Ashland, Inc.	48,574	$4,224,480
Corteva, Inc.	86,210	5,068,286
Dow, Inc.	43,133	2,356,356
DuPont de Nemours, Inc.	60,517	5,392,670
		$17,041,792
Specialty Stores – 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	42,088	$3,471,418
Ross Stores, Inc.	25,317	3,810,462
		$7,281,880
Trucking – 1.4%
J.B. Hunt Transport Services, Inc.	15,866	$2,734,188
Knight-Swift Transportation Holdings, Inc.	42,466	2,291,040
XPO, Inc. (a)	24,074	2,588,196
		$7,613,424
Utilities - Electric Power – 6.7%
Alliant Energy Corp.	76,373	$4,635,077
CenterPoint Energy, Inc.	102,655	3,020,110
CMS Energy Corp.	70,747	4,996,861
Edison International	37,697	3,283,032
PG&E Corp.	377,054	7,454,358
Pinnacle West Capital Corp.	44,227	3,918,070
Public Service Enterprise Group, Inc.	65,916	5,880,366
Sempra Energy	47,219	3,948,925
		$37,136,799
Total Common Stocks		$545,829,658
Investment Companies (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 5.07% (v)	13,186,419	$13,190,375

Other Assets, Less Liabilities – (0.2)%		(1,053,025)
Net Assets – 100.0%		$557,967,008
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $13,190,375 and $545,829,658, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$545,829,658	$—	$—	$545,829,658
Mutual Funds	13,190,375	—	—	13,190,375
Total	$559,020,033	$—	$—	$559,020,033
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,650,613	$62,854,032	$51,317,458	$25	$3,163	$13,190,375
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$377,585	$—